Equity (Details)				6 Months Ended
	Oct. 18, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($) shares	Oct. 18, 2022 $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($)	Sep. 20, 2024 $ / shares	Jun. 30, 2024 shares
Equity [Line Items]
Aggregate gross proceeds from public offering (in Dollars)				$ 71,472,020	$ 9,201,182
Ordinary shares issued					18,300,000			18,300,000
Ordinary shares outstanding					16,000,000			16,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares					50,000
Par value (in Dollars per share) | $ / shares					$ 1
Share split			16,000-for-1
Ordinary Shares [Member] | Prior to Stock Split [Member]
Equity [Line Items]
Ordinary shares			50,000
Par value (in Dollars per share) | $ / shares			$ 1
Ordinary Shares [Member] | After Stock Split [Member]
Equity [Line Items]
Ordinary shares			800,000,000
Par value (in Dollars per share) | $ / shares			$ 0.0000625
Initial Public Offering [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering		2,000,000
Public offering price per share | $ / shares							$ 4
Aggregate gross proceeds from public offering (in Dollars) | $		$ 8,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering	300,000
Public offering price per share | $ / shares	$ 4
Aggregate gross proceeds from public offering (in Dollars) | $	$ 1,200,000